Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ (1,076,881)	$ (1,063,554)
Adjustments to reconcile net loss to net cash (used) by operating activities
Stock compensation expense for services	900	0
Discount on note receivable	4,716	0
Forgiveness of PPP Loan	0	(36,700)
Debt discount on notes payable	0	(129,380)
Amortization of beneficial conversion feature	0	360,000
Amortization of Intangible Assets	49,500	49,771
Increase (Decrease) in:
Accounts receivable	(17,661)	(11,280)
Prepaid expense	0	(5,346)
Accounts payable	(27,763)	(8,743)
Accrued liabilities	148,558	110,789
Derivative liability	267,257	(102,966)
Unearned interest	5,151	0
Deferred revenue	(15,000)	0
Shares payable to related parties	14,624	342,650
Salaries payable to related parties	(10,410)	(133,345)
Net Cash Used by Operating Activities	(657,009)	(628,103)
Cash Flows from Investing Activities
Cash paid for note receivable	(200,000)	0
Net Cash used in Investing Activities	(200,000)	0
Cash Flows From Financing Activities
Cash received from Convertible Note Payable	545,924	470,850
Proceeds from sale of Series B Preferred Stock	297,600	101,000
Net Cash Provided By Financing Activities	843,524	571,850
Net Decrease in Cash and Cash Equivalents	(13,485)	(56,253)
Cash and Cash Equivalents - Beginning of Period	46,821	103,074
Cash and Cash Equivalents - End of Period	33,336	46,821
Supplement Disclosures of Cash Flow Information
Interest paid	0	0
Income taxes paid	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities
Discount on notes payable	32,852	26,833
Conversion of convertible notes payable and derivative liabilities	90,000	288,029
Warrant anti-dilution issuance	0	203,597
Discount on Series B Convertible Preferred Stock	$ 297,600	$ 247,200